OTHER NON-CURRENT ASSETS (Narrative) (Details) - Arrangement Management Services at Hanzhong Hospital [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposit refundable each year			¥ 81,000	$ 12,449
Other Asset Impairment Charges	$ 0	¥ 3,487